RESTATEMENT OF QUARTERLY CONDENSED FINANCIAL STATEMENTS (UNAUDITED) - Schedule of restatement of quarterly condensed statement of operations (Details) - USD ($)	3 Months Ended				6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020
Parent [Member]
STATEMENTS OF OPERATIONS
Operating costs					$ 953,718
Loss from operations					(953,718)
Other income (expense):
Interest income					1,851,161
Unrealized gain on marketable securities held in Trust Account					(39,071)
Change in fair value of warrant liabilities					9,668,750
Other income (expense)					11,480,840
Net income (loss)					$ 10,527,122
Weighted average redeemable ordinary shares outstanding, basic and diluted (in Shares)					24,760,725
Basic and diluted net income per redeemable ordinary share					$ 0.07
Weighted average non-redeemable ordinary shares outstanding, basic and diluted (in Shares)					11,176,775
Basic and diluted net income (loss) per non-redeemable ordinary share (in Dollars per share)					$ 0.80
CIK000178115 Alussa Energy Acquisition Corp
STATEMENTS OF OPERATIONS
Operating costs						$ 488,740		$ 0
Loss from operations	$ (5,329,281)			$ (499,845)		(1,173,063)		(5,190,525)
Other income (expense):
Interest income	4,281			892,590		290,672		2,003,660
Unrealized gain on marketable securities held in Trust Account				881,891		40,109		0
Change in fair value of warrant liabilities	25,593,750			(7,668,750)		3,937,500		4,393,750
Other income (expense)	(25,589,469)			9,443,231		(3,606,719)		(2,390,090)
Net income (loss)	$ (30,918,750)			$ 8,943,386		(4,779,782)		(7,580,615)
Weighted average redeemable ordinary shares outstanding, basic and diluted (in Shares)	23,470,955			24,391,533
Basic and diluted net income per redeemable ordinary share						$ (25,000)		$ 0
Weighted average non-redeemable ordinary shares outstanding, basic and diluted (in Shares)	12,466,545			11,545,967
Basic and diluted net income (loss) per non-redeemable ordinary share (in Dollars per share)				$ 0.03
CIK000178115 Alussa Energy Acquisition Corp | Parent [Member]
STATEMENTS OF OPERATIONS
Operating costs		$ 324,347	$ 453,873	$ 499,845			$ 1,278,065
Loss from operations		(324,347)	(453,873)	(499,845)			(1,278,065)
Other income (expense):
Interest income		93,440	958,571	892,590	$ 1,851,161		1,944,601
Unrealized gain on marketable securities held in Trust Account		55,619	(920,962)	881,891	(39,071)		16,548
Change in fair value of warrant liabilities		(2,312,500)	2,000,000	7,668,750			7,356,250
Other income (expense)		(2,163,441)	2,037,609	9,443,231			9,317,399
Net income (loss)		$ (2,487,788)	$ 1,583,736	$ 8,943,386	$ 10,527,122		$ 8,039,334
Weighted average redeemable ordinary shares outstanding, basic and diluted (in Shares)		25,283,856	25,129,917	24,391,533			24,936,375
Basic and diluted net income per redeemable ordinary share		$ 0.00	$ 0.03	$ 0.03			$ 0.07
Weighted average non-redeemable ordinary shares outstanding, basic and diluted (in Shares)		10,653,644	10,807,583	11,545,967			11,001,125
Basic and diluted net income (loss) per non-redeemable ordinary share (in Dollars per share)		$ (0.24)	$ 0.07	$ 0.71			$ 0.58